SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leasing
Future Minimum Lease Payments Within 1 year	$ 2,402	$ 4,385
Future Interest Payments Within 1 year		536
Total Payments Within 1 year		4,921
Future Minimum Lease Payments 1-2 years	203	2,247
Future Interest Payments 1-2 years		195
Total Payments 1-2 years		2,442
Future Minimum Lease Payments 2-3 years
Future Interest Payments 2-3 years
Total Payments 2-3 years
Future Minimum Lease Payments 3-4 years
Total Payments 3-4 years
Future Minimum Lease Payments 4-5 years
Total Payments 4-5 years
Future Minimum Lease Payments After 5 years
Total Payments After 5 years
Future Minimum Lease Payments Total	$ 2,605	6,632
Total		731
Total		$ 7,363